NISSAN MASTER OWNER TRUST RECEIVABLES — 2017-A SERIES

Period	Collection	Accrual	Distribution
From	01-Dec-17	15-Dec-17	16-Jan-18
To	31-Dec-17	16-Jan-18
Days	32

Description of Collateral

On the Distribution Date, the Series 2017-A balances were:

Notes	$515,000,000.00
515,000,000.00
Principal Amount of Debt	515,000,000.00
Required Overcollateralization	$120,819,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	635,819,000.00

Required Participation Amount	$635,819,000.00
Excess Receivables	$38,566,182.94

Total Collateral	674,385,182.94
Collateral as Percent of Notes	130.95%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR
Total Pool
Beginning Gross Principal Pool Balance	$6,166,893,353.62
Total Principal Collections	($2,020,038,680.80)
Investment in New Receivables	$2,086,452,028.84
Receivables Added for Additional Accounts	$0.00
Repurchases	($72,226,148.51)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($753,388,244.12)
Less Servicing Adjustment	($6,106,039.28)

Ending Balance	$5,401,586,269.75

SAP for Next Period	12.48%

Average Receivable Balance	$5,386,605,175.47
Monthly Payment Rate	37.50%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR
Total Pool
Total Interest Collections	$17,376,850.94
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$17,376,850.94

Exhibit 99.5

Series Allocation Percentage at Month-End	12.48%
Floating Allocation Percentage at Month-End	94.73%

Expected Final	Accumulation	Early Redemption
Payment Date	Period	Period
4/15/2019	10/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	32
A1 LIBOR	1.477030%
A1 Applicable Margin	0.310000%

	1.787030%

	Actual	Per $1000
Interest A	818,062.62	1.59
Principal A	—	—

		1.59
		1.79%
Total Due Investors	818,062.62
Servicing Fee	529,849.17

Excess Cash Flow	707,246.68

Reserve Account
Required Balance	$2,575,000.00
Current Balance	$2,575,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.69%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		30.95%